Finance Costs - Summary of Finance Cost (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance Costs [abstract]
Interest expense	$ 99	$ 103
Finance fees	10	10
Accretion of reclamation and closure cost obligations (note 25(a))	24	24
Finance costs	$ 133	$ 137